Other Income / Expense	3 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Other Income / Expense

NOTE 15 - OTHER INCOME /
EXPENSE

a)	Finance Costs
	Three months ended March 31,
	2022	2021
Interest on loans and borrowings (Note 8)	$396,703	$247,364
Interest on convertible debentures	1,328,046	1,512,636
Interest on lease liabilities	83,049	79,675
Transaction costs expensed	18,929	367,504
Other finance costs	31,910	28,748
Total finance costs	$1,858,637	$2,235,927

b)	Fair value gain (loss) on derivatives
	Three months ended March 31,
	2022	2021
Gain on warrant liability remeasurement (Note 11) 1	$(2,493,270)	$—
Gain on embedded derivatives 2	—	(56,275)
Deferred charge loss 2	—	1,620,424
Total fair value (gain) loss on derivatives	$(2,493,270)	$1,564,149

1
Change in fair value
unrealized.
2
Associated with the 2021 Debentures (Note
10(b)).

c)	Other income

	Three months ended March 31,
	2022	2021
Government assistance 1	$(379,646)	$(1,176,374)
Government loan forgiveness	—	(117,312)
Derecognition of contingent consideration	—	(581,117)
Other	(18,622)	(35,503)
Total other income	$(398,268)	$(1,910,306)
1
       Majority of government grants from the Canadian Government for wage and rental subsidies.